Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) (Tables)	12 Months Ended
Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets (Net)

10A Deferred tax assets (net)

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	31	26	0
Loss on mark to market of derivative instruments	222	376	5
Difference in written down value of PPE as per books of account and tax laws	1	30	0
Unamortised ancillary borrowing cost	—	3	0
Provision for decommissioning cost	1,246	1,248	16
Expected credit loss	54	88	1
Losses available for offsetting against future taxable income	15,173	17,939	236
Unused tax credit (MAT)	106	181	2
Provision for operation and maintenance equalisation	284	252	3
Lease liabilities	149	470	6
Financial guarantee contracts	24	—	—
Government grant (viability gap funding)	28	355	5
Others	97	109	1
Deferred tax assets (gross) - Total (a)	17,415	21,077	278
Deferred tax liabilities (gross)
Compound financial instruments	6	—	—
Gain on mark to market of derivative instruments	81	51	1
Difference in written down value of PPE as per books of account and tax laws	15,407	19,265	254
Unamortised ancillary borrowing cost	169	162	2
Right of use asset	129	497	7
Government grant (viability gap funding)	11	0	0
Others	1	40	1
Deferred tax liabilities (gross) - Total (b)	15,804	20,015	264
Deferred tax assets (net) (a) - (b)	1,611	1,062	14

Summary of Deferred Tax Liabilities (Net)

10B Deferred tax liabilities (net)

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	—	38	0
Gain on mark to market of derivative instruments	54	129	2
Difference in written down value of PPE as per books of account and tax laws	33,930	43,316	571
Unamortised ancillary borrowing cost	162	124	2
Right of use asset	52	175	2
Fair value gain on financial instruments	0	9	0
Others	24	85	1
Deferred tax liabilities (gross) - Total (c)	34,222	43,876	578
Deferred tax assets (gross)
Compound financial instruments	107	—	—
Loss on mark to market of derivative instruments	143	267	4
Unamortised ancillary borrowing cost	5	60	1
Provision for decommissioning cost	2,330	2,186	29
Expected credit loss	96	167	2
Losses available for offsetting against future taxable income	18,843	26,435	348
Unused tax credit (MAT)	1,248	1,711	23
Provision for operation and maintenance equalisation	411	324	4
Lease liabilities	61	184	2
Government grant (viability gap funding)	164	57	1
Others	6	17	0
Deferred tax assets (gross) - Total (d)	23,414	31,408	414
Deferred tax liabilities (net) (c) - (d)	10,808	12,468	164

Summary of Reconciliation of Tax Expense And Accounting Profit Multiplied By Tax Rate

10C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Accounting loss before income tax	(623)	(5,128)	(12,233)	(161)
Tax at the India's tax rate of 31.2% applicable to RPPL (March 31, 2021: 31.2%, March 31, 2020: 31.2%)	(194)	(1,600)	(3,817)	(50)
Disallowance under section 94B of the Income Tax Act	1,328	1,333	794	10
Interest on compound financial instrument	634	1,091	—	—
Tax rate differences	(96)	15	282	4
Impact of ICDS related to hedge contracts routed through OCI		—	1,473	19
Changes in estimates on reasonable certainty for recoverability of tax losses	(1,426)	2,305	2,475	33
Change in estimates for recoverability of MAT	316	82	(8)	(0)
Adjustment of tax relating to earlier periods	291	174	(327)	(4)
On account of adoption of new tax ordinance
- MAT credit written off	938	48	—	—
- Recognition / reversal of deferred tax asset / deferred tax liability	83	(7)	(65)	(1)
Effect of tax holidays and other tax exemptions	271	(879)	71	1
Deferred tax asset written off on sale of subsidiary (refer Note 39)	—	306	—	—
Reinstatement loss on loan having income taxable under income from other sources	74	—	—	—
Listing and related expenses	—	—	3,280	43
Other non-deductible expenses	(61)	36	(263)	(3)
At the effective income tax rate	2,158	2,904	3,895	51
Current tax expense reported in the statement of profit or loss	486	785	1,167	15
Deferred tax expense reported in the statement of profit or loss	1,714	2,091	2,797	37
Adjustment of current tax relating to earlier years	(42)	28	(69)	(1)
	2,158	2,904	3,895	51

Summary of Reconciliation of Deferred Tax Assets (Net) And Deferred Tax Liabilities (Net)
a)
For the year ended March 31, 2020

Particulars	Opening balance DTA / (DTL) as at April 1, 2019	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2020
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	172	(2)	—	(32)	—	—	138
Gain / (loss) on mark to market of derivative instruments	185	0	(1,856)	—	—	—	(1,671)
Difference in written down value of PPE as per books of account and tax laws	(34,254)	(6,018)	—	—	—	—	(40,272)
Unamortised ancillary borrowing cost	(225)	(114)	—	—	—	—	(339)
Provision for decommissioning cost	2,738	377	—	—	—	—	3,115
Expected credit loss	27	17	—	—	—	—	44
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Losses available for offsetting against future taxable income	23,038	5,060	—	—	—	—	28,098
MAT	2,465	(1,207)	—	—	—	—	1,258
Provision for operation and maintenance equalisation	454	179	—	—	—	—	633
Lease liabilities	352	(10)	—	—	—	—	342
Government grant (viability gap funding)	255	(11)	—	—	—	—	244
Right of use asset	(322)	1	—	—	—	—	(321)
Option premium	(31)	31	—	—	—	—	—
Others	43	(8)	4	—	—	—	39
	(5,103)	(1,714)	(1,852)	(32)	—	—	(8,701)

b)
For the year ended March 31, 2021

Particulars	Opening balance DTA / (DTL) as at April 1, 2020	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2021
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	138	(84)	—	—	80	—	134
Gain / (loss) on mark to market of derivative instruments	(1,671)	(7)	1,905	—	—	—	227
Difference in written down value of PPE as per books of account and tax laws	(40,272)	(8,782)	—	—	366	(649)	(49,337)
Unamortised ancillary borrowing cost	(339)	19	—	—	—	(5)	(325)
Provision for decommissioning cost	3,115	482	—	—	(26)	4	3,575
Expected credit loss	44	105	—	—	(1)	—	148
Fair value gain on financial instruments	(9)	(8)	—	—	17	—	0
Losses available for offsetting against future taxable income	28,098	6,304	(339)	—	(719)	675	34,019
MAT	1,258	95	—	—	—	—	1,353
Provision for operation and maintenance equalisation	633	60	—	—	—	2	695
Lease liabilities	342	21	—	—	(157)	4	210
Financial guarantee contracts	—	24	—	—	—	—	24
Government grant (viability gap funding)	244	(63)	—	—	—	—	181
Right of use asset	(321)	11	—	—	133	(4)	(181)
Option premium	—	—	—	—	—	—	—
Others	39	39	1	—	—	1	80
	(8,701)	(1,784)	1,567	—	(307)	28	(9,197)

c)
For the year ended March 31, 2022

Particulars	Opening balance DTA / (DTL) as at April 1, 2021	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2022
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	134	19	—	(165)	—	—	(12)
Gain / (loss) on mark to market of derivative instruments	227	284	(48)	—	—	—	463
Difference in written down value as per books of account and tax laws	(49,337)	(14,253)	—	—	1,039	—	(62,551)
Unamortised ancillary borrowing cost	(325)	100	—	—	2	—	(223)
Provision for decommissioning cost	3,575	(141)	—	—	—	—	3,434
Expected credit loss	148	117	—	—	(10)	—	255
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Losses available for offsetting against future taxable income	34,019	10,386	798	—	(829)	—	44,374
MAT	1,353	604	—	—	(65)	—	1,892
Provision for operation and maintenance equalisation	695	(119)	—	—	—	—	576
Lease liabilities	210	444	—	—	—	—	654
Financial guarantee contracts	24	(24)	—	—	—	—	—
Government grant (viability gap funding)	181	359	—	—	(128)	—	412
Right of use asset	(181)	(491)	—	—	—	—	(672)
Others	80	(73)	(3)	—	(3)	—	1
	(9,197)	(2,797)	747	(165)	6	—	(11,406)